UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  375 Park Avenue
          New York, New York 10152

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-688-3011
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     May 8, 2002

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       31

Form 13F Information Table Value Total:  440,679

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER            VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
====================================================================================================================================
ACCENTURE LTD                  COMMON       G115OG 11 1    2670    100000     SH         SOLE             100000     0         0
AMERICAN  MGMT  SYSTEMS INC.   COMMON       027352 10 3   28021   1500000     SH         SOLE            1500000     0         0
ANALOG DEVICES , INC.          COMMON       032654 10 5   27474    610000     SH         SOLE             610000     0         0
AREH CAPITAL GROUP LTD.        COMMON       G0450A 10 5    1678     65000     SH         SOLE              65000     0         0
ARVINMERITOR, INC.             COMMON       043353 10 1   12277    430000     SH         SOLE             430000     0         0
AT&T WIRELESS SERVICES, INC.   COMMON       00209A 10 6    2954    330000     SH         SOLE             330000     0         0
BANK OF NEW YORK CO., INC.     COMMON       064057 10 2   25212    600000     SH         SOLE             600000     0         0
BRADY CORPORATION              COMMON       104674 10 6   20343    560400     SH         SOLE             560400     0         0
BROADWING INC.                 COMMON       111620 10 0    7689   1100000     SH         SOLE            1100000     0         0
CAPITAL ONE FINANCIAL CORP.    COMMON       14040H 10 5   33840    530000     SH         SOLE             530000     0         0
CONVERGYS CORPORATION          COMMON       212485 10 6   20699    700000     SH         SOLE             700000     0         0
FLEXTRONICS INT'L. LTD.        COMMON       Y2573F 10 2   24637   1350000     SH         SOLE            1350000     0         0
GENUITY INC.                   CL A COMMON  37248E 10 3    2958   3400000     SH         SOLE            3400000     0         0
HOUSEHOLD INTERNATIONAL INC    COMMON       441815 10 7   22720    400000     SH         SOLE             400000     0         0
IMPATH, INC.                   COMMON       45255G 10 1   14364    350000     SH         SOLE             350000     0         0
INTEL CORPORATION              COMMON       458140 10 0   34059   1120000     SH         SOLE            1120000     0         0
KERR-MCGEE CORPORATION         COMMON       492386 10 7    9428    150000     SH         SOLE             150000     0         0
MOTOROLA, INC.                 COMMON       620076 10 9    4686    330000     SH         SOLE             330000     0         0
MURPHY OIL CORPORATION         COMMON       626717 10 2   28800    300000     SH         SOLE             300000     0         0
PEERLESS SYSTEMS CORP.         COMMON       705536 10 0     438    350000     SH         SOLE             350000     0         0
POLYONE CORPORATION            COMMON       73179P 10 6   19520   1600000     SH         SOLE            1600000     0         0
PROBUSINESS SERVICES, INC.     COMMON       742674 10 4    3451    160000     SH         SOLE             160000     0         0
ROHM AND HAAS COMPANY          COMMON       775371 10 7   12681    300000     SH         SOLE             300000     0         0
SOLECTRON CORPORATION          COMMON       834182 10 7    3900    500000     SH         SOLE             500000     0         0
SUNGARD DATA SYSTEMS INC.      COMMON       867363 10 3   19782    600000     SH         SOLE             600000     0         0
TRANSPORT CORP OF AMERICA      COMMON       89385P 10 2    3496    533757     SH         SOLE             533757     0         0
UNISYS CORPORATION             COMMON       909214 10 8   15156   1200000     SH         SOLE            1200000     0         0
U.S. TREASURY NOTE, 3% 1/31/04              912827 7K 2   21620  21852000    PRN         SOLE           21852000     0         0
VICAL INCORPORATED             COMMON       925602 10 4     925    100000     SH         SOLE             100000     0         0
WACHOVIA CORP.                 COMMON       929903 10 2   11124    300000     SH         SOLE             300000     0         0
WIND RIVER SYSTEMS, INC.       COMMON       973149 10 7    4077    300000     SH         SOLE             300000     0         0